Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018	[1]
Debt Disclosure [Abstract]
2020	$ 993
2021	1,421
2022	118
2023	12,567
Thereafter	2,005
Long-term debt and Capital lease obligations	$ 17,104	$ 8,210

[1]	Recast (refer to note 1)